Provisions and Other Non-Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Restructuring charges	$ 117	$ 127
Lease expiration period	Expire over the next five years